Commitments	12 Months Ended
Dec. 31, 2017
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Commitments
49	Commitments

(a)	Capital commitments

Capital commitments outstanding as at December 31, 2017 and 2016 not provided for in the financial statements were as follows:

	2017	2016
	RMB million	RMB million
Commitments in respect of aircraft and flight equipment
– authorized and contracted for	86,834	83,532

Investment commitments
– authorized and contracted for
– capital contributions for acquisition of interests in associates	—	170
– share of capital commitments of a joint venture	18	25

	18	195
– authorized but not contracted for
– share of capital commitments of a joint venture	22	19

	40	214

Commitments for other property, plant and equipment
– authorized and contracted for	6,386	2,297
– authorized but not contracted for	15,636	19,312

	22,022	21,609

	108,896	105,355

As at December 31, 2017 and 2016, the approximate total future payments, including estimated amounts for price escalation through anticipated delivery dates for aircraft and flight equipment are as follows:

	2017	2016
	RMB million	RMB million
2017	—	25,971
2018	28,125	24,355
2019	28,370	17,878
2020	22,686	13,871
2021 and afterwards	7,653	1,457

	86,834	83,532

(b)	Operating lease commitments

As at December 31, 2017 and 2016, the total future minimum lease payments under non-cancellable operating leases in respect of properties, aircraft and flight equipment are as follows:

	2017	2016
	RMB million	RMB million
Payments due:
Within 1 year	8,283	7,948
After 1 year but within 5 years	31,175	27,140
After 5 years	30,007	26,127

	69,465	61,215